Contingent Liabilities and Commitments - Summary of Collateral Assets (Detail) - Dec. 31, 2024 - Property, plant and equipment and others [member] ₩ in Millions, ¥ in Millions		KRW (₩)	CNY (¥)
LG Electronics Inc. [member]
Disclosure of contingent liabilities [line items]
Carrying amount		₩ 437,583
Maximum bond amount		1,200,000
Borrowing amount		1,000,000
Korea development bank and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount		67,974
Maximum bond amount		326,400
Borrowing amount		136,000
Korea Development Bank and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount	[1]	237,283
Maximum bond amount	[1]	780,000
Borrowing amount	[1]	650,000
China Construction Bank Corporation and others [member]
Disclosure of contingent liabilities [line items]
Carrying amount		₩ 746,738
Borrowing amount | ¥			¥ 6,000

[1]	The carrying amount of collateral amounting to ~~W~~237,283 million includes the collateral of ~~W~~67,974 million for collateralized borrowings of ~~W~~136,000 million from Korea Development Bank and other banks.